ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND BASIS OF PRESENTATION
Details of Subsidiaries and PRC Domestic Entities

The Company is principally engaged in the provision of marketing services, listing services, leads generation, financial services, and other services to the real estate and home furnishing industries in the PRC. Details of the Company’s major subsidiaries, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries as of December 31, 2023 were as follows:

Company	Date of Establishment	Place of Establishment	Principal Activities
Beijing SouFun Internet Information Service Co., Ltd. (“Beijing Internet”)	December 17, 2003	PRC	Provision of marketing services and listing services

SouFun Media Technology (Beijing) Co., Ltd. (“SouFun Media”)	November 28, 2002	PRC	Provision of technology, leads generation and information consultancy services

Beijing SouFun Network Technology Co., Ltd. (“SouFun Network”)	March 16, 2006	PRC	Provision of technology, leads generation and information consultancy services

Beijing SouFun Science and Technology Development Co., Ltd. (“Beijing Technology”)	March 14, 2006	PRC	Provision of marketing services, leads generation services and listing services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. (“Beijing JTX Technology”)	December 21, 2006	PRC	Provision of marketing services and listing services

Beijing Fangtianxia Technology Development Co., Ltd.	August 19, 2019	PRC	Provision of technology, leads generation and listing services

Xinjiang Tuo Shi Huan Yu Network Technology Co., Ltd.	November 29, 2017	PRC	Provision of technology, leads generation and listing services

Tianjin Sipu Era Technology Development Co., Ltd.	October 13, 2015	PRC	Provision of technology, leads generation and listing services

Beijing Hong An Tu Sheng Network Technology Co., Ltd. (“Beijing Hong An”)	November 15, 2010	PRC	Provision of technology, leads generation and information consultancy services

Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. (“Beijing TuoShi”)	November 19, 2010	PRC	Provision of technology, leads generation and information consultancy services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd. (“Beijing Yi Ran Ju Ke”)	July 8, 2011	PRC	Provision of marketing services, rental services, leads generation services and real estate agency services

Beijing Hua Ju Tian Xia Network Technology Co., Ltd. (“Beijing Hua Ju Tian Xia”)	July 25, 2012	PRC	Provision of technology and information consultancy services

Beijing Li Man Wan Jia Network Technology Co., Ltd. (“Beijing Li Man Wan Jia”)	July 25, 2012	PRC	Provision of technology, leads generation and information consultancy services

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. (“Shanghai JBT Real Estate Broking”)	July 7, 2005	PRC	Provision of real estate agency services, marketing services and listing services

Tianjin Jia Tian Xia Network Technology Co., Ltd. (“Jia Tian Xia Network Technology”)	April 15, 2014	PRC	Provision of technology and information consultancy services

Hangzhou SouFun Network Technology Co., Ltd., (“Hangzhou SouFun Network”)	August 27, 2013	PRC	Provision of technology and information consultancy services

Wuhan SouFun Yi Ran Ju Ke Real Estate Agents Co., Ltd. (“Wuhan Yi Ran Ju Ke”)	December 13, 2013	PRC	Provision of real estate agency services, leads generation services and real estate information services

Hangzhou Ji Ju Real Estate Agents Co., Ltd.(“Hangzhou Ji Ju”)	December 23, 2013	PRC	Provision of real estate agency services and real estate information services

Fang Tian Xia Financial Information Service(Beijing) Ltd. (previously known as Beijing Tianxia Dai Information service Co., Ltd.)	April 9, 2014	PRC	Provision of finance information services

Company	Date of Establishment	Place of Establishment	Principal Activities
Shanghai SouFun Microfinance Co., Ltd. (“Shanghai SouFun Microfinance”)	January 19, 2015	PRC	Provision of Microfinance services

Beihai Tian Xia Dai Microfinance Co., Ltd.(“Beihai Tian Xia Dai Microfinance”)	September 12, 2014	PRC	Provision of microfinance services

Shanghai BaoAn Enterprise Co., Ltd.(“Shanghai BaoAn Enterprise”)	March 31, 2013	PRC	Lease, resale and management of property

Shanghai BaoAn Hotel Co., Ltd. (“ShanghaiBaoAn Hotel”)	March 31, 2013	PRC	Operation and management of hotel, restaurant and other catering business

Chongqing Tian Xia Dai Microfinance Co., Ltd (“Chongqing Tian Xia Dai Microfinance”)	December 11, 2014	PRC	Provision of microfinance services

Tianjin Jia Tian Xia Microfinance Co., Ltd.(“Tianjin Jia Tian Xia Microfinance”)	December 5, 2014	PRC	Provision of microfinance services

Guangzhou Fang Tian Xia Real Estate Broking Co., Ltd. (“Guangzhou Fang Tian Xia”)	March 9, 2015	PRC	Provision of real estate agency services

Chongqing Fang Tian Xia Real Estate Broking Co., Ltd. (“Chongqing Fang Tian Xia”)	May 27, 2015	PRC	Provision of real estate agency services

Hong Kong Property Network Limited (“HK Property”)	May 19, 2011	Hong Kong	Investment holding

Best Fang Holdings LLC	August 30, 2017	United States of America	Investment holding

Best Work Holdings (New York) LLC (“Best Work”)	March 14, 2011	United States of America	Investment holding

Carrying Amount of Assets and Liabilities

	As of December 31,
	2022	2023
	US$	US$
Total current assets	77,048	87,828
Total non-current assets	463,716	345,673
Total assets	540,764	433,501
Total current liabilities	287,779	179,698
Total non-current liabilities	119,881	205,391
Total liabilities	407,660	385,089

Result of Operations

	Year Ended December 31.
	2021	2022	2023
	US$	US$	US$
Total revenues	105,227	53,211	33,401
Net loss	(1,853)	(28,504)	(119,022)

Summary of Cash Flow Activities

	Year Ended December 31.
	2021	2022	2023
	US$	US$	US$
Net cash used in operating activities	(158,738)	(154,091)	(74,524)
Net cash generated from investing activities	67,972	11,340	2,979
Net cash generated from (used in) financing activities	16,930	(55,084)	85,970